Operating Leases Operating Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 32,998,000
Costs related to variable lease payments	0
Operating lease right-of-use assets	104,977,000
Operating lease liabilities	104,913,000
Right-of-use assets obtained in exchange for lease obligations	$ 29,500,000
Weighted average remaining lease term (in years)	5 years 2 months 8 days
Weighted average discount rate	2.91%
Operating lease liabilities	$ 28,320,000
Selling, general and administrative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	30,500,000
Direct costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	2,500,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 106,500,000
Operating lease liabilities		$ 106,500,000
Other current liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 28,300,000